SIGNIFICANT ACCOUNTING POLICIES (Derivatives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Notional amount	$ 2,525	$ 21,162
Unrealized loss recorded in accumulated other comprehensive income (loss)	110	539
Derivative Assets	110	539
Gain recognized in other comprehensive income, net	(429)	951
Gain (loss) recognized in statements of income	506	1,880
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member]
Derivatives, Fair Value [Line Items]
Gain recognized in other comprehensive income, net	(429)	951
Foreign Exchange Forward Contracts [Member] | Designated As Hedging [Member] | Cost of revenues and Operating expenses [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in statements of income	500	3,306
Foreign exchange option and forward contracts [Member] | Designated As Hedging [Member] | Other Accounts Receivable and Prepaid Expenses [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	110	539
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Gain recognized in other comprehensive income, net	0	0
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Financial expenses, net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in statements of income	6	(1,313)
Styrene forward contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Gain recognized in other comprehensive income, net	0	0
Styrene forward contract [Member] | Not Designated as Hedging Instrument [Member] | Financial expenses, net [Member]
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in statements of income	$ 0	$ (113)